Convertible Preferred Shares and Attached Warrants (Details) - Schedule of Adjustment of Fair Value in Accordance - February 2021 Series A Convertible Preferred Shares and Warrants [Member]	12 Months Ended
Dec. 31, 2023 $ / shares
Series D [Member]
Schedule of Adjustment of Fair Value in Accordance [Line Items]
Expected term in years	5 years
Stock price (ADS) (in Dollars per share)	$ 148.5
Expected dividend yield	0.00%
Volatility	43.05%
Risk-free interest Rate	0.63%
Initial fair value per share (in Dollars per share)	$ 53.5
Series E [Member]
Schedule of Adjustment of Fair Value in Accordance [Line Items]
Expected term in years	1 year
Stock price (ADS) (in Dollars per share)	$ 151
Expected dividend yield	0.00%
Volatility	50.45%
Risk-free interest Rate	0.21%
Initial fair value per share (in Dollars per share)	$ 26.5
Series F [Member]
Schedule of Adjustment of Fair Value in Accordance [Line Items]
Expected term in years	5 years
Stock price (ADS) (in Dollars per share)	$ 148.5
Expected dividend yield	0.00%
Volatility	43.05%
Risk-free interest Rate	0.63%
Initial fair value per share (in Dollars per share)	$ 44.5